Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Acquisition (Tables) [Line Items]
Schedule of pro forma results of operations
	For the years ended December 31, 2019	For the years ended December 31, 2019
	(Unaudited)	(Unaudited)
	RMB	USD
Pro forma revenue	1,280,228	196,204
Pro forma gross profit	204,450	31,333
Pro forma income from operations	155,767	23,872
Pro forma net income	151,747	23,256

Lixiaozhi (Chongqing) Internet Technology Co., Ltd. [Member]
Acquisition (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Amount
	RMB	USD
Cash acquired	23	4
Accounts receivable, net	8	1
Intangible assets, net	239	37
Accounts and other payables	(70)	(11)
Total consideration	200	31

BeeLive [Member]
Acquisition (Tables) [Line Items]
Schedule of fair value of the identifiable assets acquired and liabilities
	Amount
	RMB	USD
Cash acquired	10,129	1,552
Accounts receivable, net	29,330	4,495
Prepayment	7,390	1,132
Amounts due from related parties	21,840	3,347
	68,689	10,526

Property and equipment, net	426	65
Intangible assets, net	240,610	36,875
Deferred tax asset	7,577	1,161
Goodwill	92,069	14,110
Total assets	409,371	62,737

Current liabilities	77,079	11,813
Loan payable – non-current portion	7,400	1,134
Deferred tax liability	60,137	9,216
Total liabilities	144,616	22,163
Total consideration	264,755	40,574